Other Current Assets	6 Months Ended
Jun. 30, 2020
Douyu [Member]
Other current assets
3.	Other current assets
Other current assets consist of the following:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Interest receivable	53,484,027	29,565,595
Value-added tax recoverable	62,336,003	29,319,498
Funds receivable from third party payment service provider (1)	69,263,440	64,801,248
Content rights	10,589,085	42,152,026
Others	8,637,038	12,905,239

Total	204,309,593	178,743,606

(1)	The Group opened accounts with external online payment service providers to collect funding from users.